ENTITY-WIDE DISCLOSURES (Tables)	0 Months Ended
Dec. 31, 2012
Entity Wide Disclosures Tables [Abstract]
Schedule of net sales by geographical area

b. Revenues by geographic area were as follows:
	Year ended December 31,
	2012	2011	2010

	U.S. $ in millions
United States:
Generic	$4,381	$3,957	$5,789
Branded	5,857	4,804	3,600
Others	200	39	5
Total United States	10,438	8,800	9,394
Europe:
Generic	3,387	3,810	2,637
Branded	1,563	1,101	746
Others	723	749	564
Total Europe	5,673	5,660	3,947
Rest of World:*
Generic	2,617	2,429	1,481
Branded	730	588	509
Others	859	835	790
Total Rest of World	4,206	3,852	2,780
	$20,317	$18,312	$16,121
* Of which Israel	$621	$621	$566

Schedule of net sales by product line
	Year ended December 31,
	2012	2011	2010

	U.S. $ in millions
Generic Medicines	$10,385	$10,196	$9,907
API	796	747	641
Specialty Medicines	8,150	6,493	4,855
CNS	5,464	4,412	3,202
Copaxone®	3,996	3,570	2,958
Provigil®	417	350	-
Nuvigil®	347	86	-
Azilect®	330	290	244
Oncology	860	268	74
Treanda®	608	131	-
Respiratory	856	878	747
ProAir™	406	436	396
Qvar®	297	305	250
Women's health	448	438	374
Other branded	522	497	458
All Others	1,782	1,623	1,359
OTC	936	765	496
Other revenues	846	858	863
Total	$20,317	$18,312	$16,121

Schedule of PPE by geographical area
e.) Property, plant and equipment—by geographical location were as follows:
	December 31,
	2012	2011

	U.S. $ in millions
Israel	$1,649	$1,459
United States	896	1,053
Japan	644	765
Hungary	498	388
Croatia	415	311
Germany	367	317
Other	1,846	1,654
	$6,315	$5,947